ICA File Number: 811-03070
Reporting Period: 07/01/2005-6/30/2006
Hilliard-Lyons Government Fund, Inc.

                                    FORM N-PX
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    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

Investment Company file number: 811-03070

                      Hilliard-Lyons Government Fund, Inc.
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             (Exact Name of Registrant as specified in the charter)

                Hilliard Lyons Center, Louisville, Kentucky 40202
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                    (Address of Principal Executive Offices)

Joseph C. Curry, Jr.                                   Carol Gehl
Hilliard-Lyons Government Fund, Inc.                   Godfrey & Kahn, S.C.
P.O. Box 32760                                         780 N. Water St.
Louisville, KY 40232-2760                              Milwaukee, WI  53202-3590

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                    (Name and address of agents for service)

Date of Fiscal Year End: August 31
Date of reporting period:  July 1, 2005 through June 30, 2006

The Fund held no securities during the period covered by the report in which there was a securityholder vote. Accordingly, there is no proxy vote to report.

                                   Signatures

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hilliard-Lyons Government Fund, Inc.

By: /s/ JOSEPH C. CURRY, JR.
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Joseph C. Curry, Jr.
President
Date:  August 15, 2006